BNY Mellon Developed Markets Real Estate Securities Fund
Statement of Investments
January 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 98.9%
Australia — 6.2%
Dexus	524,950	2,369,384
DigiCo Infrastructure REIT (a)	178,500	502,710
Goodman Group	280,260	6,350,962
Mirvac Group	2,626,490	3,224,955
National Storage REIT	679,110	949,956
Region RE Ltd.	1,076,850	1,466,156
Scentre Group	977,156	2,241,667
The GPT Group	479,360	1,379,824
		18,485,614
Belgium — 1.4%
Aedifica SA	22,330	1,349,370
Cofinimmo SA	15,869	896,383
Warehouses De Pauw, CVA	90,662	1,956,297
		4,202,050
Canada — 2.3%
Allied Properties Real Estate Investment Trust	73,000	872,976
Chartwell Retirement Residences	151,070	1,668,334
First Capital Real Estate Investment Trust	88,080	1,007,252
H&R Real Estate Investment Trust	200,780	1,291,700
RioCan Real Estate Investment Trust	151,490	1,926,264
		6,766,526
France — 1.9%
Gecina SA	23,490	2,296,734
ICADE	12,380	291,793
Klepierre SA	35,600	1,059,932
Unibail-Rodamco-Westfield	22,250	1,866,423
		5,514,882
Germany — 2.6%
LEG Immobilien SE	34,265	2,832,346
Vonovia SE	159,550	4,897,653
		7,729,999
Hong Kong — 2.8%
ESR Group Ltd. (b)	756,400	1,164,107
Hongkong Land Holdings Ltd.	251,800	1,097,848
Link REIT	664,400	2,751,416
Sun Hung Kai Properties Ltd.	284,000	2,548,159
Wharf Real Estate Investment Co. Ltd.	335,000	832,741
		8,394,271
Japan — 8.2%
Activia Properties, Inc.	488	1,063,503
Comforia Residential REIT, Inc.	941	1,647,865
Daiwa Office Investment Corp.	511	970,305
GLP J-REIT	1,697	1,391,782
Invincible Investment Corp.	2,068	904,029

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Japan — 8.2% (continued)
Japan Excellent, Inc.	572	462,852
Japan Prime Realty Investment Corp.	496	1,093,730
KDX Realty Investment Corp.	999	999,032
Mitsubishi Estate Co. Ltd.	176,800	2,585,399
Mitsui Fudosan Co. Ltd.	567,600	5,158,336
Mitsui Fudosan Logistics Park, Inc.	320	210,658
Nippon Building Fund, Inc.	1,218	969,877
Nippon Prologis REIT, Inc.	271	413,939
Nomura Real Estate Master Fund, Inc.	2,061	1,986,650
Orix JREIT, Inc.	902	1,002,642
SOSiLA Logistics REIT, Inc.	533	380,088
Sumitomo Realty & Development Co. Ltd.	87,000	3,024,624
		24,265,311
Mexico — .5%
Corp Inmobiliaria Vesta SAB de CV, ADR	52,260	1,371,302
Norway — .2%
Entra ASA (a),(b),(c)	46,408	480,534
Singapore — 2.3%
CapitaLand Integrated Commercial Trust	1,664,000	2,387,638
CapitaLand Investment Ltd. (c)	317,500	574,724
City Developments Ltd.	123,500	458,922
Digital Core REIT Management Pte Ltd.	1,674,000	929,070
Frasers Centrepoint Trust	410,970	647,149
Mapletree Logistics Trust (c)	1,941,898	1,743,279
		6,740,782
Spain — .7%
Cellnex Telecom SA (b)	25,860	868,932
Merlin Properties Socimi SA	116,590	1,352,226
		2,221,158
Sweden — .8%
Castellum AB (a)	137,115	1,490,139
Fabege AB	106,700	800,649
		2,290,788
United Kingdom — 3.8%
Assura PLC	1,467,503	688,156
Empiric Student Property PLC	606,500	630,927
Grainger PLC	559,101	1,476,579
LondonMetric Property PLC	615,669	1,422,918
Safestore Holdings PLC	125,183	956,897
The British Land Company PLC	505,940	2,366,232
The UNITE Group PLC	116,310	1,235,903
Tritax Big Box REIT PLC	1,286,550	2,330,578
		11,108,190
United States — 65.2%
Agree Realty Corp. (c),(d)	43,770	3,176,389
American Healthcare REIT, Inc. (c),(d)	102,420	2,897,462

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
United States — 65.2% (continued)
Americold Realty Trust, Inc. (d)	91,120	1,990,972
Brixmor Property Group, Inc. (d)	209,520	5,460,091
Broadstone Net Lease, Inc. (d)	103,690	1,632,081
BXP, Inc. (d)	48,230	3,527,542
Camden Property Trust (d)	57,380	6,524,680
Cousins Properties, Inc. (d)	132,420	4,042,783
CubeSmart (d)	65,660	2,738,022
DiamondRock Hospitality Co. (d)	95,751	840,694
Digital Realty Trust, Inc. (d)	62,240	10,198,646
EastGroup Properties, Inc. (d)	5,620	953,264
Equinix, Inc. (d)	19,230	17,569,682
Equity Residential (d)	77,670	5,485,832
Extra Space Storage, Inc. (d)	58,120	8,950,480
Federal Realty Investment Trust (d)	22,550	2,449,607
First Industrial Realty Trust, Inc. (d)	47,450	2,533,356
Healthpeak Properties, Inc. (d)	265,410	5,483,371
Host Hotels & Resorts, Inc. (d)	301,010	5,029,877
Invitation Homes, Inc. (d)	319,380	9,948,687
Iron Mountain, Inc. (d)	36,731	3,730,768
Kilroy Realty Corp. (d)	21,450	836,979
Kimco Realty Corp. (d)	224,280	5,035,086
Kite Realty Group Trust (d)	113,140	2,619,191
Lineage, Inc. (d)	37,850	2,271,000
NNN REIT, Inc. (d)	79,378	3,126,699
Omega Healthcare Investors, Inc. (d)	68,070	2,522,674
Pebblebrook Hotel Trust (c),(d)	65,810	864,085
Prologis, Inc. (d)	111,300	13,272,525
Public Storage (d)	9,300	2,775,864
Realty Income Corp. (d)	92,580	5,058,571
Rexford Industrial Realty, Inc. (c),(d)	107,310	4,363,225
Simon Property Group, Inc. (d)	33,450	5,815,617
Sun Communities, Inc. (d)	29,960	3,789,940
UDR, Inc. (d)	202,610	8,456,941
Ventas, Inc. (d)	151,570	9,157,859
VICI Properties, Inc. (d)	60,220	1,792,749
Vornado Realty Trust (d)	57,320	2,479,663
Welltower, Inc. (d)	98,670	13,466,482
		192,869,436
Total Common Stocks (cost $256,929,265)		292,440,843

Statement of Investments (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .9%
Registered Investment Companies — .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $2,729,583)	4.42	2,729,583	2,729,583
Investment of Cash Collateral for Securities Loaned — .0%
Registered Investment Companies — .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $41,238)	4.42	41,238	41,238
Total Investments (cost $259,700,086)		99.8%	295,211,664
Cash and Receivables (Net)		.2%	532,937
Net Assets		100.0%	295,744,601

ADR—American Depositary Receipt
CVA—Company Voluntary Arrangement
REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, these securities amounted to $2,513,573 or .9% of net assets.

(c)
Security, or portion thereof, on loan. At January 31, 2025, the value of the fund’s securities on loan was $10,286,176 and the value of the collateral was
$10,580,966, consisting of cash collateral of $41,238 and U.S. Government & Agency securities valued at $10,539,728.  In addition, the value of collateral may include pending sales that are also on loan.

(d)	Investment in real estate investment trust within the United States.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Developed Markets Real Estate Securities Fund

January 31, 2025 (Unaudited)
The following is a summary of the inputs used as of January 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	285,144,420	7,296,423††	—	292,440,843
Investment Companies	2,770,821	—	—	2,770,821
	287,915,241	7,296,423	—	295,211,664

†	See Statement of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At January 31, 2025, accumulated net unrealized appreciation on investments was $35,511,578, consisting of $50,733,285 gross unrealized appreciation and $15,221,707 gross unrealized depreciation.
At January 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.